MEDIFOCUS, INC. - Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock	Common Stock Issuable	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance, Value at Mar. 31, 2014	$ 12,372,498		$ 8,625,531	$ (20,928,845)	$ (203,553)	$ (134,369)
Balance, Shares at Mar. 31, 2014	117,260,870
Issuance of common shares in private placement, Value	$ 410,065		1,034,209			1,444,274
Issuance of common shares in private placement, Shares	10,281,250
Proceeds for future private placement		$ 1,561,000				1,561,000
Accumulated foreign currency translation adjustments recognized into income					$ 203,553	203,553
Net loss				(5,971,470)		(5,971,470)
Balance, Value at Mar. 31, 2015	$ 12,782,563	1,561,000	9,659,740	(26,900,315)		(2,897,012)
Balance, Shares at Mar. 31, 2015	127,542,120
Issuance of common shares in private placement, Value	$ 536,831		176,169			713,000
Issuance of common shares in private placement, Shares	15,500,000
Net loss				(4,961,549)		(4,961,549)
Issuance of common shares issuable, Value	$ 1,561,000	$ (1,561,000)
Issuance of common shares issuable, Shares	38,750,000
Common shares issued for debt, Value	$ 140,452					140,452
Common shares issued for debt, Shares	3,192,095
Extension for warrants	$ (725,458)		725,458
Stock-based compensation			183,410			183,410
Balance, Value at Mar. 31, 2016	$ 14,295,388		10,744,777	(31,861,864)		(6,821,699)
Balance, Shares at Mar. 31, 2016	184,984,215
Net loss				(1,569,717)		(1,569,717)
Balance, Value at Mar. 31, 2017	$ 14,295,388		$ 10,744,777	$ (33,431,581)		$ (8,391,416)
Balance, Shares at Mar. 31, 2017	184,984,215